================================================================================

                               ------------------
                               SEMI-ANNUAL REPORT
                               ------------------
                                  June 30, 1998
                               ------------------


                                 The Value Line
                                   Fund, Inc.



                                     [LOGO]
                                   VALUE LINE
                                     No Load
                                     Mutual
                                      Funds

The Value Line Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

The first six months of 1998 has provided a challenging environment for investing in growth equities, and the performance of the Value Line Fund reflects these challenges. Your Fund trailed the unmanaged benchmark Standard & Poor's 500 Index in both of the first two quarters of this year, and ended up the first half behind the index by almost six percentage points. The quarterly breakdowns are as follows:

                                                   The Fund*            S&P 500
                                                   ---------            -------
First Quarter ............................            8.94%             13.95%
Second Quarter ...........................            2.60%              3.30%
Six Months ...............................           11.77%             17.71%

*    Includes reinvested dividends.

These disappointing results stem from an investment posture, which seemed correct at the end of 1997, but which was negated by market action as 1998 unfolded. The primary drag resulted from the energy sector, in which the Fund was overweighted relative to the benchmark late last year and which still has a powerful secular story in place given the long-term worldwide demand for hydrocarbons. However, a number of factors (including the mild winter in the U.S. and sluggish demand from developing nations in Asia) combined to send the price of crude oil plummeting, and the stocks followed the commodity's lead.

The "challenging environment" mentioned above reflects the volatility we have seen in the U.S. stock market this year. Beginning in January, stocks rose almost continuously, from about 7500 (as measured by the Dow Jones Industrial Average) to new records of over 9200 in mid-April. At that point, the markets were faced with the second wave of the economic crisis in the Pacific Rim (with its specter of diminished demand for exported U.S. goods and its pressure on an already weak Japanese economy), and the market fell to about 8600. At that point, investors realized that economic conditions in the U.S. were still conducive to long-term equity investment, and the Dow snapped back sharply, peaking at over 9350 in July.

The story of the first part of the third quarter has been mostly negative. So far, the investment community has been worried about weakening economic growth, soft corporate earnings (most of which beat analysts' consensus in the second quarter, but perhaps not by enough), and the evolving fallout from Asia.

We believe that the overlooked jewel in the U.S. economy is the continued low rate of inflation, and the positive effect that has on stable and declining interest rates. Assuming that domestic economic activity continues to grow modestly (as articulated in the second-quarter preview of 1.4% expansion in the Gross Domestic Product), we think corporate earnings won't deviate materially from their long-term uptrend. Moreover, the interest-rate environment suggests that price earnings multiples will remain steady to up somewhat, which spells further advances in stock prices.

Finally, the stocks that we believe are poised to participate most fully in this benign scenario are those we use in the Value Line Fund, which are ranked to outperform the broad market by the Value Line Timeliness Ranking System. We appreciate your continued confidence in the Value Line mutual funds, and pledge our best efforts to meet your investment needs now and in the future.


                                            Sincerely,

                                            /s/ Jean Bernhard Buttner

                                            Jean Bernhard Buttner
                                            Chairman and President
August 10, 1998

--------------------------------------------------------------------------------
2

The Value Line Fund, Inc.

Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The U.S. economy has slowed considerably since the early part of this year, principally as a result of the fallout from the deepening financial crisis now gripping much of Asia. Specifically, GDP, which expanded at a frenetic 5.5% pace during the opening three months of 1998, came in with just a modest 1.4% gain in the second quarter. Moreover, based on the data released since then, we believe that the current expansion will not strengthen appreciably over the final six months of the year.

At this point, though, we do not believe that this slower pace of economic activity is the forerunner of a recession. Our sense is that the Asian crisis will gradually recede over the next year and that the continuing low rate of inflation in this country will encourage the Federal Reserve to keep a steady hand on the monetary reins. That combination should help to keep this nation's economy moving forward, albeit slowly.

But even a modest deceleration in U.S. economic activity is likely to mean a further slowing in overall corporate profit growth. With equity valuations at elevated levels, such a slowing in profit growth will lead to accentuated volatility in the financial markets.

*Performance Data:

                                                                  Growth of
                                                 Average         an Assumed
                                                 Annual         Investment of
                                              Total Return         $10,000
                                              ------------      -------------
 1 year ended 6/30/98 ..................          21.55%           $12,155
 5 years ended 6/30/98 .................          16.28%           $21,258
10 years ended 6/30/98 .................          16.24%           $45,033

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.



--------------------------------------------------------------------------------

The Value Line Fund, Inc.

Portfolio Highlights at June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings
                                                                                  Value        Percentage
Issue                                                              Share     (in thousands)   of Net Assets
-----------------------------------------------------------------------------------------------------------
Pfizer, Inc. .................................................      100,000      $10,869          2.7%
Cardinal Health, Inc. ........................................      112,250       10,523          2.6
Compuware Corp. ..............................................      200,000       10,225          2.5
Omnicom Group, Inc. ..........................................      200,000        9,975          2.5
Clear Channel Communications, Inc. ...........................       85,000        9,276          2.3
Cisco Systems, Inc. ..........................................      100,000        9,206          2.3
EMC Corp. ....................................................      200,000        8,962          2.2
Allstate Corp. (The) .........................................       90,000        8,240          2.0
PeopleSoft, Inc. .............................................      175,000        8,225          2.0
BMC Software, Inc. ...........................................      150,000        7,791          1.9

Five Largest Industry Categories
                                                                   Value       Percentage
Industry                                                      (in thousands)  of Net Assets
-----------------------------------------------------------------------------------------------------------
Computer Software & Services .................................      $40,232        9.9%
Computer & Peripherals .......................................       32,982        8.2
Drug .........................................................       29,589        7.3
Bank .........................................................       26,576        6.6
Medical Supplies .............................................       25,845        6.4

Five Largest Net Security Purchases*
                                                                   Cost
Issue                                                         (in thousands)
--------------------------------------------------------------------------------
PeopleSoft, Inc. .............................................      $ 8,827
Parametric Technology Corp. ..................................        7,718
Albertson's, Inc. ............................................        6,548
Bed Bath & Beyond Inc. .......................................        6,324
Zions Bancorporation .........................................        5,288

Five Largest Net Security Sales*
                                                                 Proceeds
Issue                                                         (in thousands)
--------------------------------------------------------------------------------
Pfizer, Inc. .................................................      $ 6,780
Safeway, Inc. ................................................        6,027
BMC Software, Inc. ...........................................        6,026
Transocean Offshore, Inc. ....................................        5,722
Brightpoint, Inc. ............................................        5,208

*    For the six month period ended 06/30/98

--------------------------------------------------------------------------------
4

The Value Line Fund, Inc.

Schedule of Investments (unaudited)                                June 30, 1998
--------------------------------------------------------------------------------


                                                                      Value
    Shares                                                       (in thousands)
--------------------------------------------------------------------------------

COMMON STOCKS (94.6%)

                ADVERTISING (2.5%)
     200,000    Omnicom Group, Inc. ...........................        $  9,975

                AIR TRANSPORT (1.6%)
      50,000    Airborne Freight Corp. ........................            1,747
      90,000    Alaska Air Group, Inc.*........................            4,911
                                                                       ---------
                                                                           6,658

                AUTO PARTS--
                  REPLACEMENT (0.5%)
      30,000    Federal-Mogul Corp. ...........................            2,025

                BANK (6.6%)
      45,000    BankAmerica Corp...............................            3,890
      40,000    Citicorp.......................................            5,970
     100,000    Mellon Bank Corp. .............................            6,963
      60,000    State Street Corp. ............................            4,170
     105,100    Zions Bancorporation...........................            5,583
                                                                       ---------
                                                                          26,576

                BANK--MIDWEST (1.5%)
     110,000    Norwest Corp. .................................            4,111
      30,000    Star Banc Corp. ...............................            1,916
                                                                       ---------
                                                                           6,027

                COAL/ALTERNATE
                  ENERGY (1.3%)
     100,000    AES Corp.*.....................................            5,256

                COMPUTER AND
                  PERIPHERALS (8.2%)
     100,000    Cisco Systems, Inc.*...........................            9,206
     140,000    Compaq Computer Corp. .........................            3,973
      70,000    Dell Computer Corp.*...........................            6,497
     200,000    EMC Corp.*.....................................            8,962
     100,000    Sun Microsystems, Inc.*........................            4,344
                                                                       ---------
                                                                          32,982

                COMPUTER SOFTWARE
                  & SERVICES (9.9%)
     150,000    BMC Software, Inc.*............................            7,791
     120,000    Computer Associates
                    International, Inc. .......................            6,667
     200,000    Compuware Corp.*...............................           10,225
     270,000    Parametric Technology
                    Corp.*.....................................            7,324
     175,000    PeopleSoft, Inc.*..............................            8,225
                    --------
                    40,232

                DIVERSIFIED
                  COMPANIES (0.4%)
      60,000    Nortek, Inc.*..................................            1,845

                DRUG (7.3%)
      52,500    ICN Pharmaceuticals, Inc. .....................            2,399
     105,000    Lilly (Eli) & Co. .............................            6,936
     100,000    Pfizer, Inc. ..................................           10,869
     105,000    Warner-Lambert Co. ............................            7,284
      45,000    Watson Pharmaceuticals,
                    Inc.*......................................            2,101
                                                                       ---------
                                                                          29,589

                DRUGSTORE (1.2%)
      50,912    CVS Corp. .....................................            1,982
      70,000    Walgreen Co. ..................................            2,892
                                                                       ---------
                                                                           4,874

                ELECTRICAL
                  EQUIPMENT (1.1%)
      50,000    General Electric Co. ..........................            4,550

                ENTERTAINMENT (2.3%)
      85,000    Clear Channel
                    Communications, Inc.*......................            9,276

                ENVIRONMENTAL (0.4%)
      70,000    Allied Waste Industries, Inc.*.................            1,680



--------------------------------------------------------------------------------

The Value Line Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------


                                                                      Value
    Shares                                                       (in thousands)
--------------------------------------------------------------------------------

                FINANCIAL
                  SERVICES (1.5%)
     100,000    Travelers Group, Inc. .........................        $   6,063

                FOOD WHOLESALERS
                  (1.0%)
     120,000    U.S. Foodservice, Inc.*........................            4,207

                FURNITURE/HOME
                  FURNISHINGS (1.0%)
     120,000    HON INDUSTRIES, Inc............................            4,080

                GROCERY (3.9%)
     135,000    Albertson's, Inc. .............................            6,995
     115,000    Safeway, Inc.*.................................            4,679
      70,000    Whole Foods Market, Inc.*......................            4,235
                                                                       ---------
                                                                          15,909

                HOMEBUILDING (0.8%)
      70,000    Centex Corp. ..................................            2,642
      35,000    Standard Pacific Corp. ........................              722
                                                                       ---------
                                                                           3,364

                INSURANCE--LIFE (3.5%)
      55,000    Conseco, Inc. .................................            2,571
      30,000    Equitable Companies,
                    Inc. (The).................................            2,248
     100,000    ReliaStar Financial Corp. .....................            4,800
      81,000    SunAmerica Inc. ...............................            4,652
                                                                       ---------
                                                                          14,271

                INSURANCE-PROPERTY
                  & CASUALTY (4.8%)
      90,000    Allstate Corp. (The)...........................            8,240
      85,000    Executive Risk Inc. ...........................            6,269
      35,000    Progressive Corp. .............................            4,935
                                                                       ---------
                                                                          19,444

                INTERNET (0.7%)
      25,000    American Online, Inc.*.........................            2,650

                MANUFACTURED HOUSING/
                  RECREATIONAL
                  VEHICLES (1.2%)
     165,000    Oakwood Homes Corp. ...........................            4,950

                MEDICAL SERVICES (1.1%)
     160,000    HEALTHSOUTH Corp.*.............................            4,270

                MEDICAL SUPPLIES (6.4%)
     112,250    Cardinal Health, Inc. .........................           10,523
      70,000    Guidant Corp. .................................            4,992
      50,000    Medtronic, Inc. ...............................            3,187
     100,000    Safeskin Corp.*................................            4,113
      35,000    Sofamor Danek Group, Inc.*.....................            3,030
                                                                       ---------
                                                                          25,845

                METAL FABRICATING
                  (0.7%)
      40,000    Illinois Tool Works, Inc. .....................            2,668

                NEWSPAPER (1.0%)
      50,000    New York Times Co. (The)
                    Class "A" .................................            3,962

                OFFICE EQUIPMENT
                  & SUPPLIES (1.6%)
     225,000    Staples, Inc.*.................................            6,511

                OILFIELD SERVICES/
                  EQUIPMENT (5.1%)
     100,000    BJ Services Co.*...............................            2,906
      95,000    Baker Hughes Inc. .............................            3,283
      60,000    Halliburton Co. ...............................            2,674
      50,000    Schlumberger Ltd. .............................            3,416
      50,000    Smith International, Inc.*.....................            1,741
     145,000    Transocean Offshore, Inc. .....................            6,452
                                                                       ---------
                                                                          20,472

                PETROLEUM--
                  PRODUCING (0.7%)
     120,000    R & B Falcon Corp.*............................            2,715


--------------------------------------------------------------------------------
6

The Value Line Fund, Inc.

                                                                   June 30, 1998
--------------------------------------------------------------------------------


                                                                      Value
    Shares                                                       (in thousands)
--------------------------------------------------------------------------------

                RETAIL--SPECIAL
                  LINES (3.6%)
     125,000    Bed Bath & Beyond Inc.*........................        $   6,476
      52,500    Dollar Tree Stores, Inc.*......................            2,133
     240,000    TJX Companies, Inc. ...........................            5,790
                                                                       ---------
                                                                          14,399

                RETAIL BUILDING
                  SUPPLY (1.2%)
      30,000    Home Depot, Inc. (The).........................            2,492
      60,000    Lowes Companies, Inc. .........................            2,434
                                                                       ---------
                                                                           4,926

                RETAIL STORE (2.8%)
     101,562    Consolidated Stores Corp.*.....................            3,682
     160,000    Dayton Hudson Corp. ...........................            7,760
                                                                       ---------
                                                                          11,442

                SEMICONDUCTOR (0.8%)
      45,000    Intel Corp. ...................................            3,336

                TELECOMMUNICATIONS
                  EQUIPMENT (1.8%)
     100,000    Tellabs, Inc.*.................................            7,163

                TELECOMMUNICATION
                  SERVICES (2.5%)
      90,000    AirTouch Communications,
                    Inc.*......................................            5,259
     100,000    WorldCom, Inc.*................................            4,844
                                                                       ---------
                                                                          10,103

                THRIFT (0.9%)
      50,000    Ahmanson (H.F.) & Co. .........................            3,550

                TOBACCO (1.2%)
     120,000    Philip Morris Companies, Inc.  ................            4,725
                                                                       ---------

                TOTAL COMMON STOCKS
                AND TOTAL INVESTMENT
                SECURITIES (94.6%)
                (Cost $249,929,000) ...........................          382,570
                                                                       ---------

                                                                      Value
   Principal                                                      (in thousands
    Amounts                                                        except per
(in thousands)                                                    share amount)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (5.4%)
               (including accrued interest)
     $21,700    Collateralized by $17,420,000
                U.S. Treasury Notes 13.375%,
                due 8/15/01, with a value of
                $22,154,000 (with Morgan
                Stanley & Co., Inc. 5.72%,
                dated 6/30/98, due 7/1/98,
                delivery value
                of $21,703,000)................................        $  21,703

CASH AND RECEIVABLES LESS
LIABILITIES (0.0%) ............................................               49
                                                                       ---------

NET ASSETS (100%)   ...........................................        $ 404,322
                                                                       =========

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER
OUTSTANDING SHARE
($404,322,499 / 18,798,738 shares of
capital stock outstanding) ....................................        $   21.51
                                                                       =========


* Non-income producing


See Notes to Financial Statements

--------------------------------------------------------------------------------

The Value Line Fund, Inc.

Statement of Assets
and Liabilities at June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                    Dollars
                                                                 (in thousands
                                                                except per share
                                                                    amount)
                                                                 -------------
Assets:
Investment securities, at value
  (Cost--$249,929) .......................................          $ 382,570
Repurchase agreement
  (Cost--$21,703) ........................................             21,703
Cash .....................................................                 89
Receivable for securities sold ...........................              2,268
Receivable for capital shares sold .......................                839
Dividends & interest receivable ..........................                160
                                                                    ---------
      Total Assets .......................................            407,629
                                                                    ---------
Liabilities:
Payable for securities purchased .........................              3,000
Payable for capital shares repurchased ...................                 18
Accrued expenses:
  Advisory fee ...........................................                218
  Other ..................................................                 71
                                                                    ---------
      Total Liabilities ..................................              3,307
                                                                    ---------
Net Assets ...............................................          $ 404,322
                                                                    =========
Net Assets consist of:
Capital stock, at $1.00 par value
  (authorized 50,000,000,
  outstanding 18,798,738 shares) .........................          $  18,799
Additional paid-in capital ...............................            224,108
Distributions in excess of net
  investment income ......................................               (671)
Undistributed net realized gain on
  investments ............................................             29,445
Net unrealized appreciation of
  investments ............................................            132,641
                                                                    ---------
Net Assets ...............................................          $ 404,322
                                                                    =========
Net Asset Value, Offering and
  Redemption Price per
  Outstanding Share
  ($404,322,499 / 18,798,738
  shares outstanding) ....................................          $   21.51
                                                                    =========


Statement of Operations
for the six months ended June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                     Dollars
                                                                  (in thousands)
                                                                  --------------
Investment Income:
Dividends .................................................          $    974
Interest ..................................................               799
                                                                     --------
    Total Income ..........................................             1,773
                                                                     --------
Expenses:
Advisory fee ..............................................             1,295
Transfer agent fees .......................................                86
Postage ...................................................                35
Custodian fees ............................................                23
Auditing and legal fees ...................................                21
Telephone and wire charges ................................                20
Printing and stationery ...................................                15
Registration and filing fees ..............................                 8
Directors' fees and expenses ..............................                 8
Insurance, dues and other .................................                 7
                                                                     --------
    Total Expenses before
      Custody Credits .....................................             1,518
    Less: Custody Credits .................................                (2)
                                                                     --------
    Net Expenses ..........................................             1,516
                                                                     --------
Net Investment Income .....................................               257
                                                                     --------
Net Realized and Unrealized Gain
  on Investments:
    Net Realized Gain .....................................            26,057
    Change in Net Unrealized
      Appreciation ........................................            17,627
                                                                     --------
Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments ..........................................            43,684
                                                                     --------
Net Increase in Net Assets
  from Operations .........................................          $ 43,941
                                                                     ========


See Notes to Financial Statements.

--------------------------------------------------------------------------------
8

The Value Line Fund, Inc.

Statement of Changes in Net Assets for the six months ended June 30, 1998 (unaudited) and for the year ended December 31, 1997
--------------------------------------------------------------------------------

                                                                      Six Months Ended
                                                                        June 30, 1998     Year Ended
                                                                         (unaudited)   December 31,1997
                                                                   -------------------------------------
                                                                            (Dollars in thousands)
Operations:
  Net investment income .....................................          $     257           $   2,391
  Net realized gain on investments ..........................             26,057              48,276
  Change in net unrealized appreciation .....................             17,627              19,978
                                                                       -----------------------------
Net increase in net assets from operations ..................             43,941              70,645
                                                                       -----------------------------

Distributions to Shareholders:
  Net investment income .....................................               (962)             (2,392)
  Net realized gain from investment transactions ............               --               (63,076)
                                                                       -----------------------------
  Total distributions .......................................               (962)            (65,468)
                                                                       -----------------------------

Capital Share Transactions:
  Proceeds from sale of shares ..............................             25,964             110,688
  Proceeds from reinvestment of distributions to shareholders                945              61,277
  Cost of shares repurchased ................................            (47,997)           (143,582)
                                                                       -----------------------------
  (Decrease) Increase from capital share transactions .......            (21,088)             28,383
                                                                       -----------------------------

Total Increase ..............................................             21,891              33,560

Net Assets:
  Beginning of period .......................................            382,431             348,871
                                                                       -----------------------------
  End of period .............................................          $ 404,322           $ 382,431
                                                                       =============================
Accumulated net investment (loss) income, at end of period ..          $    (671)          $      34
                                                                       =============================




See Notes to Financial Statements.

--------------------------------------------------------------------------------

The Value Line Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sale of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.



--------------------------------------------------------------------------------
10

The Value Line Fund, Inc.

                                                                   June 30, 1998
--------------------------------------------------------------------------------

2.   Capital Share  Transactions,  Dividends and  Distributions  to Shareholders

     Transactions in capital stock were as follows (in thousands except per share amounts):

                                                    Six Months
                                                       Ended         Year Ended
                                                   June 30, 1998    December 31,
                                                    (unaudited)        1997
                                                   -----------------------------
Shares sold .................................          1,252           5,344
Shares issued to shareholders
  in reinvestment of dividends
  and distributions .........................             43           3,348
                                                     -----------------------
                                                       1,295           8,692
Shares repurchased ..........................          2,323           6,949
                                                     -----------------------
Net (decrease) increase .....................         (1,028)          1,743
                                                     =======================
Dividends per share .........................         $  .05          $.1416
                                                     =======================
Distributions per share from
  net realized gains ........................         $   --          $3.792
                                                     =======================

3.   Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                           Six Months Ended
                                                            June 30, 1998
                                                             (unaudited)
                                                            --------------
                                                            (in thousands)
Purchases:
Investment Securities ............................             $148,716
                                                               ========
Sales:
Investment Securities ............................             $145,710
                                                               ========

At June 30, 1998, the aggregate cost of investment securities and repurchase agreement for federal income tax purposes was $271,632,000. The aggregate appreciation and depreciation of investments at June 30, 1998, based on a comparison of investment values and their costs for federal income tax purposes was $136,941,000 and $4,300,000, respectively, resulting in a net appreciation of $132,641,000.

4.   Investment  Advisory  Contract,   Management  Fees  and  Transactions  With
     Affiliates

An advisory fee of $1,295,000 was paid or payable to Value Line, Inc. (the Adviser), the Fund's investment adviser, for the six months ended June 30, 1998. This was computed at the rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund. During the six months ended June 30, 1998, the Fund paid brokerage commissions totalling $129,662 to the distributor, which clears its transactions through unaffiliated brokers.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 913,570 shares of the Fund's capital stock, representing 4.9% of the outstanding shares at June 30, 1998. In addition, certain officers and directors of the Fund owned 164,254 shares of the Fund, representing 0.9% of the outstanding shares.


--------------------------------------------------------------------------------

The Value Line Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                        Six Months
                                          Ended                                Years Ended December 31,
                                      June 30, 1998      -----------------------------------------------------------------------
                                       (unaudited)          1997            1996              1995          1994         1993
                                       -----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..............   $   19.29         $   19.29        $   17.63        $   14.36     $   17.90     $   18.16
                                       -----------------------------------------------------------------------------------------

  Income (loss) from investment
    operations:
  Net investment income ............         .01               .14              .11              .12           .10           .08
  Net gains or losses on securities
    (both realized and unrealized) .        2.26              3.79             3.88             4.47          (.93)         1.13
                                       -----------------------------------------------------------------------------------------
  Total from investment operations .        2.27              3.93             3.99             4.59          (.83)         1.21
                                       -----------------------------------------------------------------------------------------

  Less distributions:
    Dividends from net
      investment income ............        (.05)             (.14)            (.11)            (.12)         (.10)         (.08)
    Distributions from capital gains        --               (3.79)           (2.22)           (1.20)        (2.61)        (1.39)
                                       -----------------------------------------------------------------------------------------
    Total distributions ............        (.05)            (3.93)           (2.33)           (1.32)        (2.71)        (1.47)
                                       -----------------------------------------------------------------------------------------
Net asset value, end of period .....   $   21.51         $   19.29        $   19.29        $   17.63     $   14.36     $   17.90
                                       =========================================================================================
Total return .......................       11.77%+           21.59%           22.52%           32.12%       -4.47%          6.82%
                                       =========================================================================================

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $ 404,322         $ 382,431        $ 348,871        $ 317,569     $ 272,763     $ 331,095
Ratio of operating expenses to
  average net assets ...............         .77%*(1)          .78%(1)          .80%(1)          .83%          .82%          .80%
Ratio of net investment income to
  average net assets ...............         .13%*             .63%             .55%             .73%          .54%          .41%
Portfolio turnover rate ............          40%+              68%              54%              78%          150%          120%


(1)  Before offset for custody credits.
+    Not annualized
*    Annualized





See Notes to Financial Statements

--------------------------------------------------------------------------------
12

================================================================================

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 419729
                      Kansas City, MO 64141-6729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

Directors             Jean Bernhard Buttner
                      John W. Chandler
                      Leo R. Futia
                      David H. Porter
                      Paul Craig Roberts
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Philip J. Orlando
                      Vice President
                      Alan Hoffman
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #501004